Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheet
Notes and accounts receivable - trade, allowances	$ 299	$ 309
Short-term financing receivables, allowances	188	244
Other accounts receivable, allowances	33	38
Long-term financing receivables, allowances	$ 33	$ 48
Common stock, Par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,237,996,975	2,233,427,058
Treasury stock, Shares (in shares)	1,350,886,521	1,340,947,648